Document and Entity Information Document	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CROCS, INC.
Entity Central Index Key	0001334036
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-51754
Entity Tax Identification Number	20-2164234
Entity Address, Address Line One	500 Eldorado Blvd., Building 5
Entity Address, City or Town	Broomfield,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	848-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CROX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false